Document And Entity Information	Oct. 22, 2019
Cover [Abstract]
Entity Registrant Name	NUCOR CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000073309
Document Period End Date	Oct. 22, 2019
Entity Emerging Growth Company	false
Entity File Number	1-4119
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-1860817
Entity Address, Address Line One	1915 Rexford Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	366-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.40 per share
Trading Symbol	NUE
Name of each exchange on which registered	NYSE